UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    October 22, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1125        23200   X                         23200
Apache Corp              Common    037411105      25085       240556   X                        240556
CGG Veritas Sponsored A  Common    204386106      16687       524900   X                        524900
Cabot Oil & Gas          Common    127097103      20363       563450   X                        563450
Cameron International C  Common    13342B105      11338       294200   X                        294200
Canadian Natural Resour  Common    136385101      19258       281309   X                        281309
Chevron Corp             Common    166764100      16881       204669   X                        204669
Devon Energy Corp        Common    25179M103      25706       281864   X                        281864
El Paso Corporation      Common    28336L109      14821      1161488   X                       1161488
Endeavour International  Common    29259G101      10833      8206910   X                       8206910
Exxon Mobil Corp         Common    30231G102      19970       257148   X                        257148
Forest Oil Corp          Common    346091705      17668       356200   X                        356200
Halliburton Co           Common    406216101        424        13100   X                         13100
Hess Corporation         Common    42809H107      22297       271650   X                        271650
National-Oilwell Varco,  Common    637071101      16793       334316   X                        334316
Noble Corp               Common    G65422100        307         7000   X                          7000
Noble Energy Inc         Common    655044105       8116       146000   X                        146000
Occidental Petroleum Co  Common    674599105      19120       271400   X                        271400
Petroleo Brasileiro Sa   Common    71654V101      16633       444500   X                        444500
Quicksilver Res Inc      Common    74837R104        764        38900   X                         38900
Range Resouces Corp      Common    75281A109      19935       465000   X                        465000
Royal Dutch Shell Plc C  Common    780259206        251         4250   X                          4250
Schlumberger LTD         Common    806857108      14982       191850   X                        191850
Southern Union Company   Common    844030106       7301       353550   X                        353550
Southwestern Energy Co   Common    845467109      14131       462700   X                        462700
Talisman Energy, Inc     Common    87425E103      17878      1257250   X                       1257250
Transocean Inc           Common    G90073100      24566       223650   X                        223650
Whiting Petroleum Corpo  Common    966387102       1938        27200   X                         27200
Williams Companies       Common    969457100      16428       694650   X                        694650
XTO Energy Inc           Common    98385X106      20426       439074   X                        439074

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  422,025